Stock-Based Compensation (Summary of Stock Option Information) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 6.12	$ 4.66
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 8	$ 6
Non-vested options: Weighted average recognition period	3 years	3 years
Vested Options: Weighted average remaining term	5 years	4 years
Vested Options: Aggregate intrinsic value	$ 38	$ 11
Vested Options: Fair value	$ 2	$ 2
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	3,796,040
Granted	678,000
Total Options: Number of Options, Exercised	(357,559)
Total Options: Number of Options, Outstanding, Ending Balance	4,116,481	3,796,040
Total Options: Number of Options, Options exercisable	2,327,701
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 50.53
Total Options: Weighted average exercise price per share, Granted	57.00
Total Options: Weighted average exercise price per share, Exercised	45.57
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	52.03	$ 50.53
Total Options: Weighted average exercise price per share, Options exercisable	$ 51.13
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,607,490
Granted	678,000
Non-Vested Options: Number of Options, Vested	(496,710)
Non-Vested Options: Number of Options, Ending Balance	1,788,780	1,607,490
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 5.08
Non-Vested Options: Weighted average exercise price per share, Granted	6.25
Non-Vested Options: Weighted average exercise price per share, Vested	4.80
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 5.60	$ 5.08